Fair values (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of fair value measurement of assets [abstract]
Fair values measurement

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
December 31, 2025
	Financial assets
Financial assets measured at fair value
Current portion of fair value of derivative financial instruments	113	—	113	—	113
	113

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	58,345	—	59,453	—	59,453
Financial liabilities	51,954	—	52,511	—	52,511
	110,299

19.         Fair values (continued)

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
December 31, 2024
	Financial assets
Financial assets measured at fair value
Non-current portion of fair value of derivative financial instruments	181	—	181	—	181
Current portion of fair value of derivative financial instruments	442	—	442	—	442
	623

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	66,540	—	68,137	—	68,137
Financial liabilities	52,471	—	53,394	—	53,394
	119,011

Valuation techniques and significant unobservable inputs

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Derivative financial instruments:
Interest Rate Swap	Discounted cash flow	Discount rate

Financial instruments not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings and financial liabilities	Discounted cash flow	Discount rate